Other disclosures - Risk Management and Principal Risks - Management VaR (95%, one day) (audited) (Details) - GBP (£) £ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of nature and extent of risks arising from financial instruments [line items]
Methods used to measure risk		Management value at risk estimates the potential loss arising from unfavourable market movements, over one day for a given confidence level differs from the regulatory VaR used for capital purposes in scope, confidence level and horizon back testing is performed to evaluate that the model is fit for purpose. VaR is an estimate of the potential loss arising from unfavourable market movements if the current positions were to be held unchanged for one business day. For internal market risk management purposes, a historical simulation methodology with a two-year equally weighted historical period, at the 95% confidence level is used for all trading books and some banking books. The management VaR model in some instances may not appropriately measure some market risk exposures, especially for market moves that are not directly observable via prices. Market risk managers are required to identify risks which are not adequately captured in VaR (‘risks not in VaR’ or ‘RNIVs’). When reviewing VaR estimates, the following considerations are taken into account: the historical simulation uses the most recent two years of past data to generate possible future market moves, but the past may not be a good indicator of the future the one-day time horizon may not fully capture the market risk of positions that cannot be closed out or hedged within one day VaR is based on positions as at close of business and consequently, it is not an appropriate measure for intra-day risk arising from a position bought and sold on the same day VaR does not indicate the potential loss beyond the VaR confidence level. Limits are applied at the total level as well as by risk factor type, which are then cascaded down to particular trading desks and businesses by the market risk management function.
Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		£ 21	£ 19
High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		27	26
Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		£ 15	14
Value at risk [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Confidence level used to determine risk adjustment for non-financial risk		95.00%
Credit risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		£ 11	12
Credit risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		16	18
Credit risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		8	8
Interest rate risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		8	8
Interest rate risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		19	15
Interest rate risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		3	4
Equity price risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		7	8
Equity price risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		14	14
Equity price risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		4	4
Basis risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		6	5
Basis risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		8	6
Basis risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		4	3
Spread risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		6	5
Spread risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		9	8
Spread risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		3	3
Foreign exchange risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		3	3
Foreign exchange risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		7	7
Foreign exchange risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		2	2
Commodity risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		1	2
Commodity risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		2	3
Commodity risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		0	1
Inflation risk [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		3	2
Inflation risk [member] | High [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		4	4
Inflation risk [member] | Low [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk		2	1
Diversification effect [member] | Average [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Value at risk	[1]	£ (24)	£ (26)

[1]

Diversification effects recognise that forecast losses from different assets or businesses are unlikely to occur concurrently, hence the expected aggregate loss is lower than the sum of the expected losses from each area. Historic al correlations between losses are taken into account in making these assessments. The high and low VaR figures reported for each category did not neces sarily occur on the same day as the high and low VaR reported as a whole. Consequently, a diversification effect balance for the high and low VaR figures would not be meaningful and is therefore omitted from the above table.